Operating Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Operating Segments
2 2 .	Operating Segments
ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (CODM) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.
The Group’s
Chief Executive Officer
,
as the CODM, organizes the Group, manages resource allocations and measures performance within a single reporting unit and single reporting segment, and that is managed on a consolidated basis. The Group derives revenue from its customers by providing mining products, as well as a small portion of the related maintenance fee income and products of WEB 3 applications. The accounting policies of the Group’s one operating segment are the same as those described in the summary of significant accounting policies
. The CODM is regularly provided with and assesses performance for its one operating segment with only the consolidated expenses and net income as presented in the consolidated statements of operations and comprehensive income/(loss). The CODM uses these performance measures to evaluate the Group’s profitability and monitor budget versus actual results.
In addition to the significant expense categories and net income presented in the consolidated statements of operations and comprehensive income/(loss), see below for disaggregated cost of revenue and research and development expenses:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)

Cost of revenue (excluding the impact of write-down)	85,643	48,432	86,671
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	1,378	24,715	43,781

Total cost of revenue	87,021	73,147	130,452

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Salary, bonus, welfare and share-based compensation expense	21,963	34,792	45,707
New products development	24,813	4,021	59,895
Depreciation	1,611	3,491	3,841

Total research and development expenses	48,387	42,304	109,443

The Group’s long-lived tangible assets, as well as the Group’s operating lease right-of-use assets recognized on the consolidated balance sheets were substantially located in PRC.
The geographical region of revenue generated is based on the location where the customers based or the services were provided:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Mainland China	473,740	82,225	128,250
Hong Kong	—	—	107,871
Other countries or regions	—	—	45,646

Total	473,740	82,225	281,767